COMMITMENTS AND CONTINGENCIES	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17.          COMMITMENTS AND CONTINGENCIES

Contingencies

Historically the Group has provided guarantees to certain financial institution partners through a subsidiary that does not hold a financing guarantee license. In October 2019, The China Banking and Insurance Regulatory Commission (“CBIRC”) and other government authorities, promulgated a new regulation pursuant to which this structure, may not deemed appropriate. The Group has ceased the business in 2020, and for existing loans, the Group will execute the contract until the expiration of the loans. The new regulation is silent with respect to any grace period that may be permitted to undertake the restructuring. Management has concluded, with the advice of the Group’s legal counsel, that it is not reasonably possible to estimate any potential financial exposure the group may have as a result of operating the business during this intermediate time period, due to the substantial uncertainties regarding the interpretation and application of the relevant laws and regulations. As of June 30, 2022, the outstanding loan balance under this guarantee model amounted to RMB 0.06 billion, constituting 0.04% of total outstanding loan balance facilitated by the Group (excluding loans delinquent for more than 180 days).

In July 2020 and in February 2021, CBIRC promulgated two regulations stating that regional banks that carry out internet lending business shall mainly serve local customers, and are not allowed to conduct the internet lending business beyond the local administrative area of their registered place, except those who have no physical business branch, conducting business primarily online as well as meeting the other conditions prescribed by the CBIRC. The Company has changed its distribution strategy so that only local borrowers would be matched to regional banks for new loans facilitated starting from January 1, 2022. The Company believed that, as advised by the Group’s legal counsel, given the lack of exact definition regarding the regional banks in the existing laws and regulations, there are uncertainties as to how the regulation will be implemented, therefore the impact to the Company’s current business operations cannot be reasonably estimated.

In September, 2021, the People’s Bank of China (“PBOC”) issued a new regulation stating that organizations that engage in credit investigation business should obtain the credit reporting business license and comply with its other provisions within an 18 month grace period from its effectiveness date of January 1, 2022. Given that the rule does not specify the legitimacy of existing data analytics or precision marketing service providers in the financial service industry, the Company has concluded, as advised by its legal counsel, that it is not reasonably possible to estimate its impact on the Company’s current business operations for credit assessment on borrowers and the potential penalties incurred by the Company thereof.

The Company and its certain current and former officers and directors are named as defendants in a putative securities class action brought by investors who purchased the Company’s securities between April 30, 2020 and July 8, 2021 and who allegedly suffered damages as a result of alleged misstatements and omissions in the Company’s public disclosure documents in connection with its compliance and data collection practices. On January 14, 2022, Lead Plaintiff filed an Amended Complaint. On March 15, 2022, the Company filed a motion to dismiss the Amended Complaint. On September 26, 2022, Lead Plaintiff notified the Court that he does not intend to file a Second Amended Complaint. The Court entered a judgment in favor of defendants on September 29, 2022. Plaintiff has until October 31, 2022 to appeal the judgment. As the Plaintiff has not appealed till such date, the judgement is final and the Company had no losses over this case.

Commitments

As of June 30, 2022, the Group has certain capital commitments that primarily related to commitments for construction of the regional headquarters and the affiliated industrial park. The total capital commitments contracted but not yet reflected in the financial statements was not less than RMB500 million (US$74.6 million) as of June 30, 2022. All of these capital commitments will be fulfilled in the future according to the construction progress.

14.          COMMITMENTS AND CONTINGENCIES

Contingencies

Historically the Group has provided guarantees to certain funding partners through a subsidiary that does not hold a financing guarantee license. In October 2019, the China Banking and Insurance Regulatory Commission (“CBIRC”) and other government authorities, promulgated a new regulation pursuant to which this structure, may not deemed appropriate. The Group has ceased the business in 2020, and for existing loans, the Group will execute the contract until the expiration of the loans. The new regulation is silent with respect to any grace period that may be permitted to undertake the restructuring. Management has concluded, with the advice of the Group’s legal counsel, that it is not reasonably possible to estimate any potential financial exposure the Group may have as a result of operating the business during this intermediate time period, due to the substantial uncertainties regarding the interpretation and application of the relevant laws and regulations. As of September 30, 2022, the outstanding loan balance under this guarantee model amounted to RMB0.005 billion, constituting 0.003% of total outstanding loan balance facilitated by the Group (excluding loans delinquent for more than 180 days).

In July 2020 and in February 2021, CBIRC promulgated two regulations stating that regional banks that carry out internet lending business shall mainly serve local customers, and are not allowed to conduct the internet lending business beyond the local administrative area of their registered place, except those who have no physical business branch, conducting business primarily online as well as meeting the other conditions prescribed by the CBIRC. The Company has changed its distribution strategy so that only local borrowers would be matched to regional banks for new loans facilitated starting from January 1, 2022. The Company believed that, as advised by the Group’s legal counsel, given the lack of exact definition regarding the regional banks in the existing laws and regulations, there are uncertainties as to how the regulation will be implemented, therefore the impact to the Company’s current business operations cannot be reasonably estimated.

In September, 2021, the People’s Bank of China (“PBOC”) issued a new regulation stating that organizations that engage in credit investigation business should obtain the credit reporting business license and comply with its other provisions within an 18 month grace period from its effectiveness date of January 1, 2022. Given that the rule does not specify the legitimacy of existing data analytics or precision marketing service providers in the financial service industry, the Company has concluded, as advised by its legal counsel, that it is not reasonably possible to estimate its impact on the Company’s current business operations for credit assessment on borrowers and the potential penalties incurred by the Company thereof.

The Company and its certain current and former officers and directors are named as defendants in a putative securities class action brought by investors who purchased the Company’s securities between April 30, 2020 and July 8, 2021 and who allegedly suffered damages as a result of alleged misstatements and omissions in the Company’s public disclosure documents in connection with its compliance and data collection practices. On January 14, 2022, Lead Plaintiff filed an Amended Complaint. On March 15, 2022, the Company filed a motion to dismiss the Amended Complaint. On September 26, 2022, Lead Plaintiff notified the Court that he does not intend to file a Second Amended Complaint. The Court entered a judgment in favor of defendants on September 29, 2022. Plaintiff has until October 31, 2022 to appeal the judgment. As the Plaintiff has not appealed till such date, the judgement is final and the Company had no losses over this case.

Commitments

As of September 30, 2022, the Group has certain capital commitments that primarily related to commitments for construction of the regional headquarters and the affiliated industrial park. The total capital commitments contracted but not yet reflected in the financial statements was not less than RMB500 million (US$70 million) as of September 30, 2022. All of these capital commitments will be fulfilled in the future according to the construction progress.